Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	12 Months Ended
Dec. 31, 2024 bblPerDay mmbtuPerDay usdPerBbl usdPerMmbtu
Disclosure of detailed information about financial instruments [line items]
Weighted average deferred premium	0.87
Oil Basis Differential Jan 2025 to Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Derivative price/unit	2.75
Oil Basis Differential Jan 2025 to Jun 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Derivative price/unit	13.50
Oil Basis Differential July 2025 to Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	13.50
Oil Basis Differential Jan 2025 to Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	14,000
Derivative price/unit	13.10
Oil Basis Differential April 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Derivative price/unit	13.50
Oil Collar Jan 2025 To Mar 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2025 To Mar 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Mar 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	88.70
Oil Collar Jan 2025 To Mar 2025 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2025 To Mar 2025 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Mar 2025 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.20
Oil Collar Jan 2025 To Mar 2025 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2025 To Mar 2025 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Mar 2025 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.05
Oil Collar Jan 2025 To Mar 2025 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	7,500
Oil Collar Jan 2025 To Mar 2025 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Mar 2025 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.00
Oil Collar Jan 2025 To Jun 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2025 To Jun 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	94.25
Oil Collar Jan 2025 To Jun 2025 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2025 To Jun 2025 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	93.90
Oil Collar Jan 2025 To Jun 2025 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar Jan 2025 To Jun 2025 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	91.95
Oil Collar Jan 2025 To Jun 2025 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Jan 2025 To Jun 2025 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.00
Oil Collar Jan 2025 To Jun 2025 Four
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Collar Jan 2025 To Jun 2025 Four | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Jun 2025 Four | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	89.55
Oil Collar April 2025 To Jun 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Collar April 2025 To Jun 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar April 2025 To Jun 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	88.17
Oil Collar April 2025 To Jun 2025 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Collar April 2025 To Jun 2025 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar April 2025 To Jun 2025 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.50
Oil Collar April 2025 To Jun 2025 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Collar April 2025 To Jun 2025 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar April 2025 To Jun 2025 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.60
Oil Collar Jan 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,500
Oil Collar Jan 2025 To Dec 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2025 To Dec 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	80.00
Oil Collar Jul 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	27,500
Oil Collar Jul 2025 To Dec 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jul 2025 To Dec 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	80.00
Oil Collar Oct 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,500
Oil Collar Oct 2025 To Dec 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Oct 2025 To Dec 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	80.00
Oil Collar April 2025 To Sep 2025
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	8,000
Oil Collar April 2025 To Sep 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar April 2025 To Sep 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	80.00
Natural gas Collar Jan 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	7,000
Natural gas Collar Jan 2025 To Dec 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar Jan 2025 To Dec 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.01
Natural gas Collar Jan 2025 To Dec 2025 One
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Natural gas Collar Jan 2025 To Dec 2025 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2025 To Dec 2025 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.03
Natural gas Collar Jan 2025 To Dec 2025 Two
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Natural gas Collar Jan 2025 To Dec 2025 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2025 To Dec 2025 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.08
Natural gas Collar Jan 2025 To Dec 2025 Three
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	3,000
Natural gas Collar Jan 2025 To Dec 2025 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2025 To Dec 2025 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.135
Natural gas Collar Jan 2025 To Dec 2025 Four
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,500
Natural gas Collar Jan 2025 To Dec 2025 Four | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2025 To Dec 2025 Four | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.14
Natural gas Collar Jan 2025 To Dec 2025 Five
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	7,000
Natural gas Collar Jan 2025 To Dec 2025 Five | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar Jan 2025 To Dec 2025 Five | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.32
Natural gas Collar Jan 2025 To Dec 2025 Six
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	3,000
Natural gas Collar Jan 2025 To Dec 2025 Six | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar Jan 2025 To Dec 2025 Six | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.85
Natural gas Collar Jan 2025 To Dec 2025 Seven
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	8,000
Natural gas Collar Jan 2025 To Dec 2025 Seven | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar Jan 2025 To Dec 2025 Seven | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.855
Natural gas Collar Jan 2025 To Jun 2025
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	3,000
Natural gas Collar Jan 2025 To Jun 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar Jan 2025 To Jun 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.05
Natural gas Collar July 2025 To Dec 2025
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	9,000
Natural gas Collar July 2025 To Dec 2025 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.00
Natural gas Collar July 2025 To Dec 2025 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.05
Natural gas Collar Jan 2026 To Dec 2026
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	10,000
Natural gas Collar Jan 2026 To Dec 2026 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2026 To Dec 2026 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	4.25
Natural gas Collar Jan 2026 To Dec 2026 One
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	11,000
Natural gas Collar Jan 2026 To Dec 2026 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	3.25
Natural gas Collar Jan 2026 To Dec 2026 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | usdPerMmbtu	5.02
AECO basis differential Jan 2025 To Mar 2025
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Derivative price/unit | usdPerMmbtu	1.27
AECO basis differential Apr 2025 To Jun 2025
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Derivative price/unit | usdPerMmbtu	1.19